Restatement of Prior Period Financial Statements (Details Narrative) - USD ($)	Apr. 28, 2014	Feb. 13, 2014	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Ownership percentage			50.00%	0.50%
Equity method investments			$ 5,022,347	$ 4,889,515	$ 4,478,962	$ 4,200,000
Obar Camden Holdings Ltd [Member]
Ownership percentage	50.00%			0.50%
Sale of equity investment	$ 2,180,000
Jjat Corp [Member]
Shares issued during the period	58,000,000	29,000,000
Equity method investments	$ 4,200,000	$ 4,200,000